Result on disposal of group companies (Tables)	12 Months Ended
Dec. 31, 2021
Result on disposal of group companies [abstract]
Summary of result on disposal of group companies	Result on disposal of group companies in EUR million 2021 2020 2019 ING Austria (Retail Banking activities) -26 Makelaarsland -3 Cel Data Services -3 ING Lease Italy -2 ING Mauritius 119 -29 -3 117